UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23323

Procure ETF Trust II
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
(Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

PROCURE

ETFs

Semi-Annual Report

April 30, 2020

Procure Space ETF
Ticker: UFO

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Procure Space ETF

TABLE OF CONTENTS
April 30, 2020 (Unaudited)

Procure Space ETF

Dear Procure Space ETF Shareholders,

ProcureAM LLC is pleased to present our second semi-annual report for the Procure Space ETF (Nasdaq symbol UFO), a series fund within the Procure ETF Trust II. The report provides financial statements and portfolio information for UFO up to the close of business April 30, 2020.
On April 7, 2020 a supplement to our prospectus was filed with the SEC disclosing the additional risks to investors from: Index Risk, Passive Management Risks, Natural Disaster/Epidemic Risk and Market Price Risk.

 https://www.sec.gov/Archives/edgar/data/1727398/000165495420003844/procure_497.htm

UFO offers exposure to equity securities of companies in the theme of space exploration, development and communication. From inception on April 10, 2019 until April 30, 2020 UFO has declined in value by -23.20% for NAV and -22.78% for Market Value. During this period Speedcast trading was halted in Australia. Trading has not resumed and hence UFO continues to hold these shares pending the resumption of trading or liquidation. Speedcast was removed from the index during the March 20, 2020 rebalancing.

Penserra, as subadvisor to UFO, continues to track the Space benchmark index with acceptable tracking error after ProcureAM fees. SPACE will rebalance again on June 19, 2020.

Fund information can be found at: https://www.procureetfs.com

Please visit the Fund’s website for more information. If you have any questions, please submit them through info@procureetfs.com or call us at 1-866-690-3837.

Sincerely,

Bob Tull
President
ProcureAM, LLC

Cumulative Returns	1 Year	Since Inception	Value of $10,000
Period Ended April 30, 2020	Return	(4/10/19)	(4/30/2020)
Procure Space ETF (NAV)	-27.07%	-23.20%	$7,570
Procure Space ETF (Market)	-27.07%	-22.78%	$7,614
S-Network Space Index	-26.54%	-22.62%	$7,630
S&P 500 Index	0.86%	2.77%	$10,292

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-866-690-3837.

The chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

Procure Space ETF

Top Ten Holdings as of April 30, 2020* (Unaudited)
	Security	% of Total Investments
1	ORBCOMM, Inc.	6.32%
2	Maxar Technologies, Inc.	6.17%
3	Trimble, Inc.	5.80%
4	Virgin Galactic Holding, Inc.	5.75%
5	DISH Network Corp. - Class A	5.71%
6	Eutelsat Communications SA	5.19%
7	Globalstar Inc.	5.06%
8	Garmin, Ltd.	5.02%
9	EchoStar Corp. - Class A	4.84%
10	Sirius XM Holdings, Inc.	4.78%

	Top Ten Holdings = 54.64% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

Procure Space ETF

Important Disclosures and Key Risk Factors

Investing involves risk. Principal loss is possible. The Fund is also subject to the following risks: Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies. The exploration of space by private industry and the harvesting of space assets is a business based in future and is witnessing new entrants into the market. Investments in the Fund will be riskier than traditional investments in established industry sectors. The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks that could limit their ability to utilize the satellites needed to deliver services to customers. Investing in foreign securities are volatile, harder to price, and less liquid than U.S. securities. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. The Fund is not actively managed so it would not take defensive positions in declining markets unless such positions are reflected in the underlying index. Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. It is not possible to invest in an index.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds' investments, impair the Funds' ability to satisfy redemption requests, and negatively impact the Funds' performance.

The Fund is distributed by Quasar Distributor, LLC.

Must be preceded or accompanied by a prospectus.

Procure Space ETF

Portfolio Composition as of April 30, 2020 (Unaudited)

Procure Space ETF

Schedule of Investments
April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 0.0%
Diversified Telecommunication Services - 0.0%
SpeedCast International, Ltd. (a)(d)(e)	1,039,473	$6,805

France - 5.4%
Aerospace & Defense - 0.2%
Thales SA	510	38,622
Media - 5.2% (c)
Eutelsat Communications SA	74,052	830,559
Total France		869,181

Italy - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	1,666	11,485

Japan - 4.7%
Media - 4.7% (c)
Sky Perfect JSAT Holdings, Inc.	197,200	750,553

Luxembourg - 7.6%
Diversified Telecommunication Services - 3.0%
Intelsat SA (a)	377,774	472,217
Media - 4.6% (c)
SES SA - ADR	111,384	743,707
Total Luxembourg		1,215,924

Netherlands - 0.7%
Aerospace & Defense - 0.7%
Airbus SE	1,734	109,929

Switzerland - 5.0%
Household Durables - 5.0%
Garmin, Ltd.	9,894	802,997

United States - 76.1%
Aerospace & Defense - 23.5%
Aerojet Rocketdyne Holdings, Inc. (a)	1,326	54,552
Boeing Co.	2,244	316,449
L3Harris Technologies, Inc.	2,040	395,148
Lockheed Martin Corp.	1,122	436,525
Maxar Technologies, Inc.	78,302	987,388
Northrop Grumman Corp.	1,190	393,497
Raytheon Technologies Corp.	3,969	257,231
Virgin Galactic Holdings, Inc. (a)	52,190	919,588
Total Aerospace & Defense		3,760,378
Communications Equipment - 9.2%
EchoStar Corp. - Class A (a)	24,548	774,490
ViaSat, Inc. (a)	16,660	706,384
Total Communications Equipment		1,480,874

Procure Space ETF

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Containers & Packaging - 0.7%
Ball Corp.	1,700	$111,503
Diversified Telecommunication Services - 18.1%
AT&T, Inc.	11,084	337,730
Globalstar, Inc. (a)	2,527,050	808,656
Iridium Communications, Inc. (a)	33,048	743,745
ORBCOMM, Inc. (a)	382,670	1,010,249
Total Diversified Telecommunication Services		2,900,380
Electronic Equipment, Instruments & Components - 5.8%
Trimble, Inc. (a)	26,792	927,807
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	1,666	236,405
Media - 17.3% (c)
Comcast Corp. - Class A	9,826	369,752
DISH Network Corp. - Class A (a)	36,482	912,597
Loral Space & Communications, Inc. (a)	32,572	716,584
Sirius XM Holdings, Inc.	129,472	765,180
Total Media		2,764,113
Total United States		12,181,460
TOTAL COMMON STOCKS (Cost $22,413,145)		15,948,334

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligation Fund - Class X, 0.25% (b)	45,581	45,581
TOTAL SHORT-TERM INVESTMENTS (Cost $45,581)		45,581

Total Investments (Cost $22,458,726) - 99.9%		15,993,915
Other Assets in Excess of Liabilities - 0.1%		20,819
TOTAL NET ASSETS - 100.0%		$16,014,734

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)
Non-income producing security.
(b)
The rate quoted is the annualized seven-day yield at April 30, 2020.
(c)
As of April 30, 2020, the Fund had a significant portion of its assets invested in the Media Industry.
(d)
Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)
This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $6,805, which represents 0.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2020 (Unaudited)

Procure Space ETF
ASSETS
Investments in securities, at value*	$15,993,915
Receivables:
Dividends and interest receivable	29,935
Expense reimbursement by the adviser	11,947
Total Assets	16,035,797

LIABILITIES
Payables:
Payable for Trustee Fees	9,697
Payable for Chief Compliance Officer fees `	2,250
Management fees payable	9,116
Total Liabilities	21,063
Net Assets	$16,014,734

NET ASSETS CONSIST OF:
Paid-in Capital	$22,794,723
Total Distibutable Earnings	(6,779,989)
Net Assets	$16,014,734

*Identified Cost:
Investments in securities	$22,458,726

Shares Outstanding^	850,000
Net Asset Value, Offering and Redemption Price per Share	$18.84

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2020 (Unaudited)

Procure Space ETF
INVESTMENT INCOME
Income:
Dividends from securities (net of foreign withholdings tax of $15,289)	$150,023
Interest	434
Total Investment Income	150,457
Expenses:
Management fees	58,970
Trustee Fees	19,393
Chief Compliance Officer fees	16,500
Total expenses before reimbursement	94,863
Expense reimbursement by adviser	(35,893)
Net Expenses	58,970
Net Investment Income	91,487

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(1,535,140)
In-Kind redemptions	1,546,228
Foreign currency and foreign currency translation	(4,027)
Net Realized Gain (Loss) on Investments and In-Kind redemptions	7,061
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(6,876,919)
Foreign currency and foreign currency translation	(437)
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	(6,877,356)
Net Realized and Unrealized Gain (Loss) on Investments	(6,870,295)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,778,808)

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 20191

OPERATIONS
Net investment income	$91,487	$14,106
Net realized gain (loss) on investments	7,061	(375,035)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(6,877,356)	412,628
Net increase (decrease) in net assets resulting from operations	(6,778,808)	51,699
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(38,774)	(14,106)
Return of capital	-	(6,644)
Total distributions from distributable earnings	(38,774)	(20,750)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	10,516,849	12,284,518
Net increase (decrease) in net assets	3,699,267	12,315,467
NET ASSETS
Beginning of Period	12,315,467	-
End of Period	$16,014,734	$12,315,467

Summary of share transactions is as follows:

	Period Ended April 30, 2020 (Unaudited)		Period Ended October 31, 20191
	Shares	Amount	Shares	Amount
Shares Sold	800,000	$20,816,192	475,000	$12,284,518
Shares Redeemed	(425,000)	(10,299,343)	-	-
	375,000	10,516,849	475,000	12,284,518
Beginning Shares	475,000		-
Ending Shares	850,000		475,000

1
Fund commenced operations on April 10, 2019. The information presented is for the period from April 10, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Period Ended April 30, 2020 (Unaudited)		Period Ended October 31, 20191

Net Asset Value, Beginning of Period	$25.93		$25.00
Income from Investment Operations:
Net investment income (loss) 2	0.13		0.04
Net realized and unrealized gain(loss) on investments	(7.15)		0.94	6
Total from investment operations	(7.02)		0.98
Less Distributions:
Distributions from net investment income	(0.07)			(0.03)
Distributions from return of capital	-			(0.02)
Total distributions	(0.07)			(0.05)
Capital Share Transactions:
Net asset value, end of period	18.84		25.93
Total Return	-27.15	%3	3.91	%3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$16,015		$12,315

Ratio of expenses to Average Net Assets:
Before waivers and reimbursements of expenses	1.21	%4	1.71	%4
After waivers and reimbursements of expenses	0.75	%4	0.75	%4

Net Investment Income to Average Net Assets	1.16	%4	0.28	%4
Portfolio Turnover Rate5	24	%3	17	%3

1	Commencement of operations on April 10, 2019.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.
5	Excludes the impact of in-kind transactions.
6
Net realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in nest asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Procure Space ETF (the “Fund”) is a non-diversified series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”). The Fund commenced operations on April 10, 2019.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $500. Fixed transaction fees may be waived when the Advisor or Sub-Advisor believes that waiver of the fee is in the best interest of the Fund. An additional variable fee of up to four (4) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) for creations or (expressed as a percentage value of the Fund Securities) for redemptions may be imposed for (1) creations/redemption effected outside the Clearing Process and (2) cash creations/redemptions (to offset the Fund's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit/Fund Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund Securities to the account of the Fund or on their order. Such variable charges, if any, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Money market funds are valued at NAV.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2020, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of April 30, 2020:

Procure Space ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,941,529	$—	$6,805	$15,948,334
Short Term Investments	45,581	—	—	45,581
Total Investments in Securities	$15,987,110	$—	$6,805	$15,993,915

^ See Schedule of Investments for classifications by country and industry.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of November 1, 2019	$-
Purchases	548,541
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(541,736)
Transfers into/(out of) Level 3	-
Balance as of April 30, 2020	$6,805
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at April 30, 2020.	$(541,736)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

As of October 31, 2019, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis.  Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The Fund’s Shares will not be priced on the days on which the NASDAQ Stock Market, LLC is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Equity Securities Risk - The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk - The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk - A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk - The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk - The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity Risk - The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk - Shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange” or “NASDAQ”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

New Fund Risk - The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Non-Correlation Risk - The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk - Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Satellite Companies Concentration Risk - The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Small and Mid-Capitalization Securities Risk - The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small-and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Space Industry Risk - The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets. Certain officers and an Interested Trustee of the Trust are affiliated with the Advisor. Those officers’ and Interested Trustee’s compensation is paid for by the Advisor.

Penserra Capital Management, LLC serves as the Sub-Advisor (the “Sub-Advisor”) to the Fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Quasar Distributors, LLC, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s distributor pursuant to a distribution agreement.

The Fund pays, in the aggregate, each Independent Trustee an annual fee of $12,000. The Chairmen of the Audit Committee, the Valuation Committee and the Nominating and Governance Committee each receive an additional annual fee of $1,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at Board Meetings. The Fund paid Vigilant Compliance, LLC ("Vigilant") $4,000 per month for Chief Compliance Officer ("CCO") services rendered for three months during the period until the Fund Changed their Chief Compliance Officer to Cipperman Compliance Services. The Fund paid Cipperman Compliance Services $2,250 per month for the CCO services rendered for two months during the period. During the period ended April 30, 2019, the Advisor paid $36,812, in the aggregate, for Trustee and CCO fees on the Fund's behalf, as a voluntary waiver of its management fee. Such voluntary waivers are not subject to recoupment by the Advisor.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended April 30, 2020 the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended April 30, 2020:

	Purchases	Sales
Procure Space ETF	$24,496,147	$13,979,872

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2020:

	Purchases	Sales
	In-Kind	In-Kind
Procure Space ETF	$20,572,731	$10,246,981

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2020.

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at October 31, 2019 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,905,031	$1,096,265	$(693,529)	$402,736

Undistributed Ordinary Income	Undistributed Long-term Gain	Other Accumulated (Loss)	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
$—	$—	$(365,143)	$402,736	$37,593

As of October 31, 2019, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
$(364,481)	$—	Indefinite

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended October 31, 2019.

Late Year Ordinary Loss
$662

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended October 31, 2019, there were no reclassifications made.

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2019 is as follows:

Period Ended October 31, 2019
From Ordinary Income	From Return of Capital
$14,106	$6,644

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial statements.

Procure Space ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended April 30, 2020 (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on October 26, 2018, to consider the approval of (1) the investment advisory agreement ("the Advisory Agreement") between the Trust, on behalf of the Fund, and the Advisor and (2) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor. The Board considered the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to approve each of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment performance of each of the Advisor and the Sub-Advisor; (3) the costs of the services to be provided and profits to be realized by each of the Advisor and the Sub-Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Fund grows; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from counsel to the Trust on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Fund with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

1. The nature, extent and quality of the facilities and services proposed to be provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services to be provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would be conducted by the Sub-Advisor. The Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those proposed for the Fund, including information regarding the education and experience of management and investment personnel.

The Board determined that the Fund would likely benefit from the services and resources available from the Advisor and the Sub-Advisor, in respect of their responsibilities. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Sub-Advisor since its inception.

Procure Space ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended April 30, 2020 (Unaudited) (Continued)

2. The advisory fees paid by and overall expenses of the Fund. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Fund. Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, the Board determined that the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds. In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to the Fund were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor. The Advisor presented on its execution policies and the Sub-Advisor discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the brokerage policies of both the Advisor and Sub-Advisor would benefit the Fund.

4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that each of the Advisor and Sub-Advisor would be capable of providing services to the Fund.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Advisor (including a discussion of the execution policies of the Advisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor. The Board determined that the personnel and compliance policies of the Trust, Advisor and Sub-Advisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Fund’s growth and size on its investment performance and expenses. The Board considered information relating to the seeding and expected initial trading of the Fund. It determined that the expense ratios of the Fund were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Advisor to the Fund, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.

With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rate and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Fund, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. As a result, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

Procure Space ETF

EXPENSE EXAMPLE
For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of Procure Space ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Procure Space ETF				Annualized Expense Ratio During Period November 1, 2019 to April 30, 2020
	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period^

Actual	$1,000.00	$728.50	$3.22	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.13	$3.77	0.75%

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/366 (to reflect the period from November 1, 2019 to April 30, 2020).

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2020 (Unaudited)

FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
UFO	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2019 was as follows:

Fund Name	Qualified Dividend Income
UFO	100%

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2020 (Unaudited) (Continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website at www.ProcureETFs.com daily.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-866-690-3837, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ProcureETFs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-866-690-3837 or by accessing the SEC’s website at www.sec.gov.

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2020 (Unaudited) (Continued)

Board of Trustees

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
John L. Jacobs (1959)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Alerian (Chairman, June 2018 to Present);Georgetown University (Academic Staff, 2015 to Present); Nasdaq (Executive Vice President and Senior Advisor, 2013-2016)	1	Horizons Trust ETFs (Independent Trustee); AWA ETFs (Independent Trustee)
Erik A. Liik (1958)	Trustee	Term: Unlimited Served as Trustee: since October 2018	ETF Development & Distribution Consultant (2012 to Present)	1	N/A
James H. Brenner (1984)	Trustee	Term: Unlimited Served as Trustee: since October 2018	Triton Partners (Investor Relations, 2019 to Present); Patria Investments (Business Development/Investor Relations, 2016-2019); PineBridge Investments (Asset Manager, 2010- 2016)	1	N/A

Procure Space ETF

SUPPLEMENTARY INFORMATION
April 30, 2020 (Unaudited) (Continued)

Board of Trustees (Continued)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Robert Tull (4) (1952)	Chairman and Trustee	Term: Unlimited Served since October 2018	Procure Holdings LLC (President, 2017 to Present); Robert Tull & Co. (President, 2005 to Present)	1	Virtus ETFs

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Stacey Gillespie (1974)	Chief Compliance Officer	Term: Unlimited Served since March 2020	Cipperman Compliance Services, LLC (CCO/Director, 2015 to Present); Boenning & Scattergood, Inc. (CCO, 2007 to 2015)
Andrew Chanin (1985)	Secretary	Term: Unlimited Served since October 2018	Procure Holdings LLC (Chief Executive Officer, 2017 to Present);PureShares, LLC (CEO/COO 2011 to Present)
Adrienne Binik-Chanin (1951)	Treasurer, Chief Financial Officer and Principal Accounting Officer	Term: Unlimited Served since October 2018	ProcureAM LLC (CFO, 2017 to Present); PureShares, LLC (Accountant, 2015 to Present); Chester Medical Associates (Comptroller, 1990 to Present)

Advisor
ProcureAM, LLC
16 Firebush Road
Levittown, PA 19056

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Fund Accountant, Transfer Agent and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Chapman & Cutler LLP
1270 Avenue of the Americas, 30th Floor
New York, NY 10020

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a). Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b). Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date 06/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date 06/25/2020

By (Signature and Title)*/s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer

Date 06/25/2020

* Print the name and title of each signing officer under his or her signature.